Common Stock - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Aug. 31, 2021	Aug. 10, 2021	Dec. 31, 2020
Class of Stock Disclosures [Abstract]
Common stock par value	$ 0.001			$ 0.001
Common stock voting description	The holder of each share of common stock is entitled to one vote in respect of each share of stock held.
Dividends declared	$ 0
Common stock authorized	200,000,000	200,000,000		56,393,261
Common Stock, Shares, Issued	87,598,184			40,372,133
Common shares outstanding	87,598,184		87,474,239	40,372,133